Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39164
Entity Registrant Name	Indonesia Energy Corporation Limited
Entity Central Index Key	0001757840
Entity Address, Address Line One	GIESMART PLAZA
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Jl. Raya Pasar Minggu No. 17A
Entity Address, City or Town	Jakarta
Entity Address, Country	ID
Entity Address, Postal Zip Code	12780